GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 6,657,408	$ 6,835,342
Excess of current liabilities		5,988,024
Excess of non-current assets		$ 2,704,109